Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Sep. 30, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 660
2024	1,929
2025	842
2026	122
Total	$ 3,553